Revenue (Details) - Schedule of Revenues Based on the Geographic Location - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenues Based on the Geographic Location [Line Items]
Total revenue	$ 1,516	$ 9,194	$ 18,244	$ 15,950
Saudi Arabia [Member]
Schedule of Revenues Based on the Geographic Location [Line Items]
Total revenue		5,621	11,358	9,759
Caribbean [Member]
Schedule of Revenues Based on the Geographic Location [Line Items]
Total revenue		3,357	3,603	5,222
USA [Member]
Schedule of Revenues Based on the Geographic Location [Line Items]
Total revenue	1,516	74	2,160	93
Hong Kong [Member]
Schedule of Revenues Based on the Geographic Location [Line Items]
Total revenue		126	635	320
Other [Member]
Schedule of Revenues Based on the Geographic Location [Line Items]
Total revenue		$ 16	$ 488	$ 556